Average Annual Total Returns - FidelityFreedomBlendFunds-RetailComboPRO - FidelityFreedomBlendFunds-RetailComboPRO - Fidelity Freedom Blend 2020 Fund	May 30, 2024
Fidelity Freedom Blend 2020 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	12.71%
Past 5 years	6.47%
Since Inception	4.65%	[1]
Fidelity Freedom Blend 2020 Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	11.76%
Past 5 years	5.04%
Since Inception	3.24%	[1]
Fidelity Freedom Blend 2020 Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	7.70%
Past 5 years	4.71%
Since Inception	3.27%	[1]
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Since Inception	1.22%
F0202
Average Annual Return:
Past 1 year	12.87%
Past 5 years	6.64%
Since Inception	4.81%

[1]	A From August 31, 2018 .